Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

Cost	As at January 1, 2018	Additions (i)	Transfers	As at December 31, 2018
Land	$1,558	$1,649	$-	$3,207
Building structures	11,518	5,417	4,717	21,652
Furniture and equipment	134	542	-	676
Computer equipment	148	316	-	464
Security equipment	886	99	-	985
Production equipment	2,481	2,342	-	4,823
Road	137	-	-	137
Leasehold improvements	1,497	87	-	1,584
Equipment under finance lease (iii)	-	217	-	217
Construction in progress	39,337	106,853	(4,717)	141,473
	$57,696	$117,522	$-	$175,218

12.	Property, plant and equipment (continued)

Accumulated depreciation	As at January 1, 2018	Additions (ii)	Transfers	As at December 31, 2018
Building structures	$433	$751	$-	$1,184
Furniture and equipment	43	78	-	121
Computer equipment	75	94	-	169
Security equipment	196	188	-	384
Production equipment	431	465	-	896
Road	10	7	-	17
Leasehold improvements	336	174	-	510
Equipment under finance lease (iii)	-	46	-	46
	$1,524	$1,803	$-	$3,327
Net book value	$56,172			$171,891

Cost	As at January 1, 2017	Additions (i)	Transfers	As at December 31, 2017
Land	$1,558	$-	$-	$1,558
Building structures	2,761	2,723	6,034	11,518
Furniture and equipment	63	71	-	134
Computer equipment	88	60	-	148
Security equipment	474	412	-	886
Production equipment	2,106	375	-	2,481
Road	137	-	-	137
Leasehold improvements	1,429	68	-	1,497
Construction in progress	6,034	39,337	(6,034)	39,337
	$14,650	$43,046	$-	$57,696

Accumulated depreciation	As at January 1, 2017	Additions (ii)	Transfers	As at December 31, 2017
Building structures	$120	$313	$-	$433
Furniture and equipment	18	25	-	43
Computer equipment	36	39	-	75
Security equipment	60	136	-	196
Production equipment	103	328	-	431
Road	5	5	-	10
Leasehold improvements	186	150	-	336
	$528	$996	$-	$1,524
Net book value	$14,122			$56,172
(i)

During the year ended December 31, 2018, there were non-cash additions from the amortization of capitalized transaction costs and the capitalization of accrued interest to construction in progress and building structures amounting to $762 (2017 - $345). Refer to Note 15. In addition, there were land clearing costs and construction costs amounting to $2,092 that were paid by non-controlling interests, and outstanding as at December 31, 2018 in the form of advances. These advances accrued interest of $44 which was capitalized to construction in progress. Refer to Note 14.

(ii)

During the year ended December 31, 2018, $484 (2017 - $455) of depreciation expense was recorded as part of cost of sales. An additional $770 of depreciation expense remained capitalized in biological assets and inventory, as at December 31, 2018 (2017 - $nil).

(iii)	As at December 31, 2018 the net carrying amount of property, plant, and equipment includes equipment held under finance lease with a net carrying amount of $171 (2017 - $nil).